UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Municipal
Bond Opportunity Fund

SEMIANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Bond Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth resumed in the second quarter of the year. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014, through October 31, 2014, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2014, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of 4.45%, Class C shares returned 4.11%, and Class Z shares returned 4.48%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, achieved a total return of 3.59% for the same period.2

Municipal bonds rallied over the reporting period when long-term interest rates moderated, supply-and-demand dynamics proved favorable, and credit conditions improved. The fund produced higher returns than its benchmark, mainly due to a relatively long average duration and overweighted exposure to certain revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds using fundamental credit analysis to estimate the relative value of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. In addition, we trade among the market’s various sectors — such as the pre-refunded, general obligation and revenue sectors — based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds rallied in the months prior to the reporting period as long-term interest rates moderated and bond prices rebounded amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track as U.S. GDP rebounded at a robust 4.6% annualized rate during the second quarter of 2014 and an estimated 3.5% for the third quarter. While accelerating economic growth typically sends inflation and interest rates higher, favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued tax-exempt securities, while demand intensified from investors seeking higher after-tax income. Consequently, municipal bonds produced highly competitive total returns, with longer term and lower rated securities faring particularly well.

The economic rebound resulted in better underlying credit conditions for most states and municipalities. Rising tax revenues helped most states achieve balanced budgets and enabled them to replenish reserves.

Interest Rate Strategies Bolstered Relative Performance

The fund benefited during the reporting period from a long average duration, which enabled it to participate more fully in the positive effects of falling interest rates and narrowing yield differences along the market’s maturity range. Relative performance also was bolstered by overweighted exposure to revenue-backed bonds backed by airports, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. Conversely, underweighted positions in higher quality escrowed securities and revenue bonds backed by water-and-sewer districts and education facilities aided relative results. Finally, the fund received strong contributions from bonds rated BBB and lower as investors resumed their reach for higher yields in a low interest rate environment.

Detractors from performance included the fund’s positions in Puerto Rico municipal bonds, which suffered credit-quality issues related to the U.S. territory’s struggling economy and heavy pension liabilities. Underweighted exposure to general obligation bonds also dampened relative performance to a degree.

Maintaining a Constructive Investment Posture

Although the U.S. economic recovery has gained momentum, global growth recently has disappointed, keeping interest rates at relatively low levels. Based on the strength of U.S. economic growth, some market participants expect the Fed to begin hiking short-term interest rates sometime in 2015.

Municipal bond market fundamentals have remained strong in the recovering economy. Although the supply of newly issued municipal bonds began to increase late in the reporting period, we expect additional issuance to be absorbed by robust investor demand.We have maintained the fund’s focus on generating competitive levels of current income, including an emphasis on longer dated revenue bonds. We have reduced the fund’s holdings of Puerto Rico bonds and issuers with above-average debt plus pension burdens in favor of higher quality revenue bonds backed by special tax districts, transportation facilities, and water-and-sewer districts. In our view, these are prudent strategies in today’s changing market environment.

October 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.79	$8.69	$4.48
Ending value (after expenses)	$1,044.50	$1,041.10	$1,044.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.74	$8.59	$4.43
Ending value (after expenses)	$1,020.50	$1,016.69	$1,020.82

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.69% for Class C and .87% for Class
Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.5%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	5,500,000		6,713,740
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,000,000		2,013,800
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		1,004,700
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	7,835,000	[a]	5,248,666
Alaska—.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000		1,505,820
Arizona—2.3%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000		5,767,950
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,650,000		4,145,940
California—14.8%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000		3,624,817
California,
GO (Various Purpose)	5.25	10/1/20	1,000,000		1,191,470
California,
GO (Various Purpose)	5.75	4/1/31	5,000,000		5,915,350
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,123,250

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,642,330
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[b]	54,948
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	2,955,000	[b]	3,608,262
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/26	3,000,000		3,598,500
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,306,560
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000		1,157,850
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,113,968
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,384,520
Los Angeles Department of
Water and Power, Power
System Revenue	5.00	7/1/28	5,000,000		5,903,850
Los Angeles Harbor
Department, Revenue	5.25	8/1/25	5,000,000		5,940,700
North Natomas Community Facilities
District Number 4, Special
Tax Bonds	5.00	9/1/30	1,500,000		1,697,010
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	[c]	5,724,000
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	[c]	1,713,255
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,578,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado—2.6%
City and County of Denver,
Airport System
Subordinate Revenue	5.50	11/15/27	5,565,000	[c]	6,626,524
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.63	6/1/43	2,000,000		2,257,320
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	[c]	1,118,810
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.75	6/1/19	1,000,000	[b]	1,207,600
Connecticut—1.5%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/29	2,500,000	[c]	2,964,875
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000		3,429,660
District of Columbia—.8%
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/28	2,800,000	[c]	3,227,532
Florida—6.5%
Broward County,
Airport System Revenue	5.00	10/1/42	3,750,000	[c]	4,153,687
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000	[c]	3,785,535
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,513,960
Citizens Property Insurance
Corporation, Personal
Lines Account/Commercial
Lines Account Senior
Secured Revenue	5.00	6/1/22	3,500,000		4,172,070
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000	[c]	2,864,600

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	3,500,000	[c]	3,980,480
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	7.00	7/1/36	215,000	[d]	64,506
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[e]	1,492,494
Pinellas County Health
Facilities Authority,
Health System Revenue
(BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.18	11/15/23	2,000,000	[f]	1,902,500
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[c,e]	642,220
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,121,010
Georgia—1.8%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000	[c]	3,363,180
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,305,192
Hawaii—.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,134,140
Illinois—7.9%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.75	1/1/43	3,750,000	[c]	4,182,412
Chicago Park District,
Limited Tax GO	5.00	1/1/27	2,030,000		2,352,303
Illinois,
GO	5.50	7/1/38	3,000,000		3,290,970

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000	2,984,825
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/27	5,230,000	5,997,084
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	2,500,000	2,922,875
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,842,900
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	1,750,000	2,049,845
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,975,000	4,670,824
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/44	2,000,000	2,219,360
Indiana—.8%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,782,750
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,463,686
Iowa—2.2%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	1,200,000	1,378,044
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/24	2,635,000	3,099,340
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.00	12/1/19	3,500,000	3,747,310
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	1,000,000	1,080,150

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky—5.9%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	3,125,000	[c]	3,450,031
Louisville/Jefferson County
Metro Government, Health
System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	3,000,000		3,433,950
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000		6,258,175
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000		6,688,800
University of Kentucky,
General Receipts Bonds	5.25	10/1/20	4,460,000		5,409,088
Louisiana—2.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000		2,241,740
New Orleans,
Sewerage Service Revenue	5.00	6/1/21	1,000,000		1,171,800
New Orleans,
Water Revenue	5.00	12/1/34	2,000,000		2,243,040
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	2,865,000		3,024,466
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	2,500,000		2,750,125

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maine—.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	2,000,000		2,373,760
Maryland—2.4%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/22	2,500,000		3,083,525
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	6,200,000	[c]	6,944,992
Massachusetts—3.5%
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	3,000,000	[c]	3,642,870
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	[c]	5,529,350
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	3,500,000		3,855,390
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,019,850
Michigan—5.8%
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,971,750
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,762,515

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,500,000		2,769,475
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/37	2,000,000		2,173,140
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office
Building Project)	5.00	10/15/17	2,590,000		2,858,324
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	4,000,000		4,001,200
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	5,000,000		5,334,650
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	[c]	2,834,450
Nevada—.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000	[c]	1,125,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—.5%
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.08	1/1/30	2,500,000	[c,f]	2,328,125
New Mexico—.7%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.85	8/1/19	3,000,000	[f]	3,020,880
New York—11.1%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds,
151st Series)	6.00	9/15/28	9,690,000	[c,g,h]	11,017,918
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,871,200
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000	[c]	2,154,454
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	[c]	2,862,750
New York City,
GO	5.00	8/1/25	2,500,000		2,952,425
New York City,
GO	5.00	10/1/36	5,000,000		5,670,400
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000	[c]	3,370,260
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,705,300
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,123,010

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	2,500,000	[h]	2,521,550
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.08	8/1/32	2,450,000	[f]	2,235,625
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/23	1,500,000	[c]	1,798,365
North Carolina—.9%
Wake County,
GO (School Bonds)	5.00	2/1/22	3,100,000		3,799,794
Ohio—.3%
Ohio,
Capital Facilities Lease
Appropriation Revenue (Mental
Health Facilities Improvement
Fund Projects)	5.00	2/1/21	1,000,000		1,192,760
Oklahoma—1.0%
Oklahoma Municipal Power
Authority, Power Supply
System Revenue	6.00	1/1/38	4,000,000		4,486,480
Pennsylvania—4.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	[c]	3,191,238
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000		5,777,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/42	3,995,000	[c]	4,391,464
Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,525,800
South Carolina—2.6%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	5,000,000		5,699,350
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	5,000,000		5,572,450
Tennessee—.6%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States
Health Alliance)	6.00	7/1/38	2,435,000		2,777,531
Texas—6.5%
Clifton Higher Education
Finance Corporation,
Education Revenue
(Permanent School
Fund Gaurantee Program)
(IDEA Public Schools)
(Permanent School. Fund
Guarantee Program)	5.00	8/15/31	3,825,000		4,485,539
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	1,200,000	[c]	1,203,960

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	[c]	2,299,500
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	5,665,000	[c]	6,351,541
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	[c]	6,121,941
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	3,500,000		3,909,080
San Antonio,
Water System Revenue	5.00	5/15/36	2,945,000		3,346,610
Washington—3.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/22	2,000,000		2,448,400
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/24	3,040,000		3,794,042
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	3,660,000		4,511,719
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000		2,587,545
West Virginia—1.3%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000		5,655,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,473,680
Total Investments (cost $385,185,703)			100.0%	426,260,221
Cash and Receivables (Net)			.0%	197,955
Net Assets			100.0%	426,458,176

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c At October 31, 2014, the fund had $114,965,869 or 27.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
d Non-income producing—security in default.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate security—interest rate subject to periodic change.
g Collateral for floating rate borrowings.
h Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, these securities were valued at $13,539,468 or 3.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	27.0	Lease	5.4
Health Care	12.0	Industrial	2.5
Utility-Electric	9.5	Prerefunded	2.1
Utility-Water and Sewer	8.9	City	1.2
Education	7.8	Resource Recovery	.9
State/Territory	6.1	Other	10.6
Special Tax	6.0		100.0

†	Based on net assets.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	385,185,703	426,260,221
Cash		704,917
Interest receivable		5,641,211
Receivable for investment securities sold		1,826,179
Prepaid expenses		35,110
		434,467,638
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		326,522
Payable for floating rate notes issued—Note 4		4,845,000
Payable for investment securities purchased		2,500,000
Payable for shares of Beneficial Interest redeemed		256,781
Interest and expense payable related to
floating rate notes issued—Note 4		2,774
Accrued expenses		78,385
		8,009,462
Net Assets ($)		426,458,176
Composition of Net Assets ($):
Paid-in capital		420,005,156
Accumulated undistributed investment income—net		42,740
Accumulated net realized gain (loss) on investments		(34,664,238)
Accumulated net unrealized appreciation
(depreciation) on investments		41,074,518
Net Assets ($)		426,458,176

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	197,126,099	8,252,379	221,079,698
Shares Outstanding	15,170,607	633,564	17,013,289
Net Asset Value Per Share ($)	12.99	13.03	12.99

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	9,297,445
Expenses:
Management fee—Note 3(a)	1,179,053
Shareholder servicing costs—Note 3(c)	599,661
Professional fees	46,605
Distribution fees—Note 3(b)	32,640
Registration fees	25,805
Custodian fees—Note 3(c)	18,304
Interest and expense related to floating rate notes issued—Note 4	17,233
Prospectus and shareholders’ reports	14,422
Trustees’ fees and expenses—Note 3(d)	9,006
Loan commitment fees—Note 2	2,060
Miscellaneous	20,351
Total Expenses	1,965,140
Less—reduction in fees due to earnings credits—Note 3(c)	(143)
Net Expenses	1,964,997
Investment Income—Net	7,332,448
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,785,969)
Net unrealized appreciation (depreciation) on investments	13,126,429
Net Realized and Unrealized Gain (Loss) on Investments	11,340,460
Net Increase in Net Assets Resulting from Operations	18,672,908

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations ($):
Investment income—net	7,332,448	16,074,290
Net realized gain (loss) on investments	(1,785,969)	(3,373,728)
Net unrealized appreciation
(depreciation) on investments	13,126,429	(16,759,714)
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,672,908	(4,059,152)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,335,572)	(7,278,739)
Class C	(113,016)	(265,474)
Class Z	(3,841,120)	(8,415,827)
Net realized gain on investments:
Class A	—	(58,302)
Class C	—	(2,657)
Class Z	—	(67,303)
Total Dividends	(7,289,708)	(16,088,302)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,963,243	12,262,699
Class C	501,635	827,260
Class Z	1,978,719	3,128,449
Dividends reinvested:
Class A	2,622,150	5,625,031
Class C	78,811	201,739
Class Z	2,956,252	6,492,238
Cost of shares redeemed:
Class A	(9,277,949)	(41,492,847)
Class C	(952,397)	(4,580,483)
Class Z	(10,204,544)	(29,574,210)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,334,080)	(47,110,124)
Total Increase (Decrease) in Net Assets	4,049,120	(67,257,578)
Net Assets ($):
Beginning of Period	422,409,056	489,666,634
End of Period	426,458,176	422,409,056
Undistributed investment income—net	42,740	—

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Capital Share Transactions:
Class Aa
Shares sold	385,481	977,871
Shares issued for dividends reinvested	203,423	453,729
Shares redeemed	(720,970)	(3,356,680)
Net Increase (Decrease) in Shares Outstanding	(132,066)	(1,925,080)
Class Ca
Shares sold	39,255	66,627
Shares issued for dividends reinvested	6,100	16,237
Shares redeemed	(73,751)	(363,311)
Net Increase (Decrease) in Shares Outstanding	(28,396)	(280,447)
Class Z
Shares sold	153,296	250,264
Shares issued for dividends reinvested	229,340	523,696
Shares redeemed	(793,080)	(2,382,857)
Net Increase (Decrease) in Shares Outstanding	(410,444)	(1,608,897)

a During the period ended April 30, 2014, 60,991 Class C shares representing $802,134 were exchanged for
61,185 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2014				Year Ended April 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.65		13.16	12.81	11.85	12.35	11.65
Investment Operations:
Investment income—net[a]	.22		.46	.40	.49	.53	.55
Net realized and unrealized
gain (loss) on investments	.34		(.51)	.35	.96	(.50)	.70
Total from Investment Operations	.56		(.05)	.75	1.45	.03	1.25
Distributions:
Dividends from
investment income—net	(.22)		(.46)	(.39)	(.49)	(.53)	(.55)
Dividends from net realized
gain on investments	—		(.00)[b]	(.01)	—	—	—
Total Distributions	(.22)		(.46)	(.40)	(.49)	(.53)	(.55)
Net asset value, end of period	12.99		12.65	13.16	12.81	11.85	12.35
Total Return (%)[c]	4.45	[d]	(.21)	5.91	12.45	.20	10.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	[e]	.93	.92	.94	.94	.93
Ratio of net expenses
to average net assets	.93	[e]	.93	.92	.89	.94	.93
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[e,f]	.01	.01	.01	.01	.01
Ratio of net investment income
to average net assets	3.41	[e]	3.72	3.05	3.98	4.38	4.57
Portfolio Turnover Rate	11.66	[d]	41.14	16.55	40.38	21.95	22.61
Net Assets, end of period
($ x 1,000)	197,126		193,586	226,735	239,859	231,671	268,406

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014				Year Ended April 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.68		13.19	12.84	11.88	12.37	11.66
Investment Operations:
Investment income—net[a]	.17		.36	.30	.40	.44	.46
Net realized and unrealized
gain (loss) on investments	35		(.50)	.35	.96	(.49)	.71
Total from Investment Operations	.52		(.14)	.65	1.36	(.05)	1.17
Distributions:
Dividends from
investment income—net	(.17)		(.37)	(.29)	(.40)	(.44)	(.46)
Dividends from net realized
gain on investments	—		(.00)[b]	(.01)	—	—	—
Total Distributions	(.17)		(.37)	(.30)	(.40)	(.44)	(.46)
Net asset value, end of period	13.03		12.68	13.19	12.84	11.88	12.37
Total Return (%)[c]	4.11	[d]	(.97)	5.12	11.59	(.46)	10.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	[e]	1.69	1.68	1.69	1.69	1.69
Ratio of net expenses
to average net assets	1.69	[e]	1.69	1.68	1.63	1.69	1.69
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[e,f]	.01	.01	.01	.01	.01
Ratio of net investment income
to average net assets	2.62	[e]	2.93	2.29	3.23	3.61	3.80
Portfolio Turnover Rate	11.66	[d]	41.14	16.55	40.38	21.95	22.61
Net Assets, end of period
($ x 1,000)	8,252		8,394	12,433	13,955	12,750	15,476

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2014				Year Ended April 30,
Class Z Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.65		13.16	12.81	11.85	12.34	11.65
Investment Operations:
Investment income—net[a]	.22		.47	.40	.50	.54	.56
Net realized and unrealized
gain (loss) on investments	.34		(.51)	.36	.96	(.50)	.69
Total from Investment Operations	.56		(.04)	.76	1.46	.04	1.25
Distributions:
Dividends from
investment income—net	(.22)		(.47)	(.40)	(.50)	(.53)	(.56)
Dividends from net realized
gain on investments	—		(.00)[b]	(.01)	—	—	—
Total Distributions	(.22)		(.47)	(.41)	(.50)	(.53)	(.56)
Net asset value, end of period	12.99		12.65	13.16	12.81	11.85	12.34
Total Return (%)	4.48	[c]	(.17)	5.97	12.51	.34	10.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	[d]	.88	.87	.89	.88	.88
Ratio of net expenses
to average net assets	.87	[d]	.88	.87	.84	.88	.88
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[d,e]	.01	.01	.01	.01	.01
Ratio of net investment income
to average net assets	3.46	[d]	3.77	3.10	4.03	4.44	4.62
Portfolio Turnover Rate	11.66	[c]	41.14	16.55	40.38	21.95	22.61
Net Assets, end of period
($ x 1,000)	221,080		220,429	250,499	252,082	239,092	263,072

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	426,195,715	64,506	426,260,221
Liabilities ($)
Floating Rate Notes††	—	(4,845,000)	—	(4,845,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2014	64,504
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10/31/2014	64,506
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 10/31/2014	2

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $32,719,755, available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. If not applied, $5,368,749 of the carryover expires in fiscal year 2017, $20,082,904 expires in fiscal year 2018 and $3,894,374 expires in fiscal year 2019. The fund has $3,373,728 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was as follows: tax-exempt income $15,922,926 and ordinary income $165,376.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 mil-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lion. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2014, the Distributor retained $1,458 from commissions earned on sales of the fund’s Class A shares and $5,022 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $32,640, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares and Class Z shares pay the Distributor at an annual rate of .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended October 31, 2014, Class A, Class C and Class Z shares were charged $246,302, $10,880 and $223,001, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $66,248 for transfer agency services and $3,011 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $143.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $18,304 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended October 31, 2014, the fund was charged $2,273 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2014, the fund was charged $3,576 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $200,107, Distribution Plan fees $5,328, Shareholder Services Plan fees $81,543, custodian fees $13,201, Chief Compliance Officer fees $617 and transfer agency fees $25,726.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $48,947,156 and $48,718,932, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis.These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust.A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2014 was approximately $4,845,000, with a related weighted average annualized interest rate of .71%.

At October 31, 2014, accumulated net unrealized appreciation on investments was $41,074,518, consisting of $41,651,882 gross unrealized appreciation and $577,364 gross unrealized depreciation.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 22, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for the various periods, except for the ten-year period when the fund’s performance was below the Performance Group median, and above or at the Performance Universe median for the various periods, except for the four- and five-year periods when the fund’s performance was below the Performance Universe median. The Board also noted that the fund’s yield performance was above the Performance Group median for seven of the ten one-year periods ended May 31st and above the Performance Universe median for nine of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for six of the ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians (in both cases, ranked in the fourth quartile in the Performance Group and Performance Universe).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)